NYSE Euronext

[redacted]

08064096

Paras Madho
Director
Securities Operations

20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyx.com

November 19, 2008

Received SEC
NOV 19 2008
Washington, DC 20549

1-16295

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ENCORE ACQUISITION COMPANY, Rights to Purchase Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 19, 2008.

Sincerely,

PROCESSED
NOV 21 2008
THOMSON REUTERS

END